Acquisition of Lantern Rigs (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Acquisition, Pro Forma Information
Since the acquisition date, the businesses acquired have provided the following earnings activity:

	2016		2015		2014
	Pressure Pumping	Logistics	Pressure Pumping	Logistics	Pressure Pumping	Logistics
Revenues	$123,736,030	$4,393,991	$166,869,663	$5,922,131	$17,731,317	$635,024
Eliminations (1)	(4,350)	(4,349,075)	—	(5,922,131)	—	(635,024)
Revenues in consolidation	123,731,680	44,916	166,869,663	—	17,731,317	—

Net income (loss)	(2,207,333)	(367,927)	(4,870,645)	630,999	(1,612,370)	97,525
Eliminations (2)	4,802,981	(4,341,053)	9,013,897	(5,922,131)	1,051,191	(635,024)
Net income (loss) in consolidation	2,595,648	(4,708,980)	4,143,252	(5,291,132)	(561,179)	(537,499)

(1)	Eliminations related to work performed on behalf of Stingray Pressure Pumping and Stingray Logistics

(2)	Eliminations related to work performed on behalf of Stingray Pressure Pumping in addition to services provided by other Mammoth affiliates.
The following table presents unaudited 2014 pro forma information for the Company as if the acquisition had occurred as of January 1, 2014:

2014
Revenues	$381,868,708
Net loss	(9,438,437)
The following table presents unaudited 2014 pro forma information for the Company as if the acquisition had occurred as of January 1, 2014:

2014
Revenues	$262,461,809
Net loss	(966,952)
Since the acquisition date, the businesses acquired have provided the following earnings activity:

	2016	2015	2014
Revenues	$16,069,976	$24,262,672	$34,698,597
Net income (loss)	(7,409,865)	609,069	6,873,499